October 7, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sprott Funds Trust

Dear Sir/Madam:

On behalf of Sprott Funds Trust (the “Trust”), a registered investment company, we hereby electronically file, pursuant to the Securities Act of 1933, as amended, the Trust’s combined proxy statement/prospectus on Form N-14. The combined proxy statement/prospectus is filed in connection with the planned reorganization of The Tocqueville Gold Fund (a series of Tocqueville Trust) into the Sprott Gold Fund (a series the Trust).

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

Cc:	John Ciampaglia

Sprott Funds Trust

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